Summary of Significant Accounting Policies (Details)	Dec. 31, 2015
Building [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	4.00%
Plant and machineries [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	33.33%
Plant and machineries [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	20.00%
Furniture, fixtures and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	33.33%
Furniture, fixtures and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	20.00%
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	33.33%
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	20.00%
Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	50.00%
Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	33.33%
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	20.00%